Deferred Income (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Income

	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Money Mastery Mentorship Program (MMMP)	$158,362	$129,348
Certified Professional Training (CPT)	$75,481	$17,644
Wealth Advisor Investors (ADAM KHOO)	$93,641	$1,429
Total deferred income	$327,484	$148,421
Less: Deferred discount given	$(96,743)	$(65,291)
Total deferred income, net	$230,741	$83,130

Deferred income consisted of the following as at March 31, 2017:
	2017	2016
Total deferred income	$148,421	$-
Less: Deferred discount given	$(65,291)	$-
Net deferred income	$83,130	$-